MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The following investment management strategies and techniques have materially affected the Fund's performance for the fiscal year ended October 31, 2001.

BBH High Yield Fixed Income Portfolio

      The BBH High Yield Fixed Income Portfolio outperformed the Merrill Lynch High Yield Master Index I in the twelve months that ended October 31, 2001 by 1.10%. The 2001 fiscal year was characterized by significant volatility in high yield securities as the markets reacted to the substantial amount of Fed easing tempered by rising default rates and a slowing macro economic environment. These underlying conditions produced the second highest monthly return ever for the asset class of 6.33% in January as well as the lowest ever monthly return of -6.91% in September following the events of September 11th.

      The BBH High Yield Fixed Income Portfolio not only outperformed its benchmark in this difficult period, but also produced a positive 3.62% return. The outperformance is a direct result of strong security selection and consistent underweighting of telecom and technology holdings. As the year progressed, the Portfolio moved down in credit quality to take advantage of the lower rated, higher yielding securities. This detracted from performance in the latter half of the Fund's fiscal year as this lower "B" credit tier underperformed.

      As we begin the new fiscal year, economic evidence suggests the economy will accelerate at some point during the year - which should bode well for leveraged companies and high yield securities. In the short term the investment strategy of the Portfolio has been to position the holdings in the more defensive sectors such as consumer products, energy, utilities and services. In addition, since fiscal year end the credit quality of the portfolio has been moved higher to take advantage of what is currently a more attractive risk/return profile.

[The following information was depicted as a line chart in the printed material]

                 ----------------------------------------------
                                            High Yield
                 ----------------------------------------------
                                      Fund                ML HY
                 ----------------------------------------------
                 Date                       Plot Points
                 ----------------------------------------------
                 Oct-01              10,226              10,103
                 ----------------------------------------------
                 Sep-01              10,146               9,814
                 ----------------------------------------------
                 Aug-01              10,811              10,487
                 ----------------------------------------------
                 Jul-01              10,788              10,386
                 ----------------------------------------------
                 Jun-01              10,771              10,227
                 ----------------------------------------------
                 May-01              10,953              10,442
                 ----------------------------------------------
                 Apr-01              10,745              10,245
                 ----------------------------------------------
                 Mar-01              10,652              10,358
                 ----------------------------------------------
                 Feb-01              10,687              10,497
                 ----------------------------------------------
                 Jan-01              10,459              10,334
                 ----------------------------------------------
                 Dec-00               9,849               9,753
                 ----------------------------------------------
                 Nov-00               9,630               9,546
                 ----------------------------------------------
                 Oct-00               9,869               9,854
                 ----------------------------------------------
                 Sep-00              10,107              10,152
                 ----------------------------------------------
                 Aug-00              10,129              10,212
                 ----------------------------------------------
                 Jul-00              10,030              10,089
                 ----------------------------------------------
                 Jun-00               9,914              10,016
                 ----------------------------------------------
                                     10,000              10,000
                 ----------------------------------------------

           Past performance is not predictive of future performance.

                      BBH HIGH YIELD FIXED INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 2001

 Principal                                                              Maturity    Interest
   Amount                                                                 Date        Rate          Value
-----------                                                            ----------  ----------    -----------
              Corporate Bonds (94.6%)
              Aerospace (2.2%)
$   898,000   Be Aerospace                                              11/01/08      9.500%     $   704,930
    900,000   Be Aerospace Series B                                     05/01/11      8.875          675,000
    898,000   Fairchild Corp.                                           04/15/09     10.750          314,300
                                                                                                 -----------
              Total Aerospace                                                                      1,694,230
                                                                                                 -----------
              Chemicals (0.3%)
    205,000   IMC Global, Inc.+                                         06/01/11     11.250          207,050
                                                                                                 -----------
              Consumer Products (8.4%)
  1,464,000   AKI, Inc.                                                 07/01/08     10.500        1,383,480
    370,000   Dimon, Inc.+                                              10/15/11      9.625          381,100
    898,000   Elizabeth Arden, Inc.                                     02/01/11     11.750          862,080
    898,000   Jostens, Inc.                                             05/01/10     12.750          951,880
    740,000   Pennzoil-Quaker State Co.+                                11/01/08     10.000          749,250
    898,000   Salton, Inc.                                              04/15/08     12.250          761,055
  1,123,000   Samsonite Corp.                                           06/15/08     10.750          786,100
    450,000   William Carter Co.+                                       08/15/11     10.875          472,500
                                                                                                 -----------
              Total Consumer Products                                                              6,347,445
                                                                                                 -----------
              Energy (7.9%)
  1,370,000   Abraxas Petroleum Corp.                                   11/01/04     11.500        1,027,500
    900,000   Enron Corp.                                               09/15/12      8.250          639,000
  1,030,000   Offshore Logistics, Inc.                                  01/15/08      7.875          968,200
  1,347,000   Pride Petroleum Services, Inc.                            05/01/07      9.375        1,400,880
  2,020,000   Tri-Union Development Corp.+                              06/01/06     12.500        1,939,200
                                                                                                 -----------
              Total Energy                                                                         5,974,780
                                                                                                 -----------
              Finance/ Insurance (1.3%)
  1,350,000   Conseco, Inc.                                             10/15/02      8.500        1,012,500
                                                                                                 -----------
              Food and Beverages (6.0%)
    898,000   Aurora Foods, Inc.                                        02/15/07      9.875          821,670
    898,000   Canandaigua Wine                                          08/01/06      8.625          947,390
  1,350,000   Fleming Co., Inc.+                                        07/31/07     10.625        1,360,125
    898,000   Michael Foods, Inc.                                       04/01/11     11.750          965,350
    450,000   Pilgrim's Pride Corp.                                     09/15/11      9.625          470,250
                                                                                                 -----------
              Total Food And Beverages                                                             4,564,785
                                                                                                 -----------
              Healthcare (6.1%)
    898,000   Alliance Imaging                                          04/15/11     10.375          960,860
  1,530,750   Charles River Labs, Inc.                                  10/01/09     13.500        1,836,900
  1,347,000   HCA, Inc.                                                 02/01/11      7.875        1,441,290
    370,000   Insight Health Services Corp.+                            11/01/11      9.875          382,950
                                                                                                 -----------
              Total Healthcare                                                                     4,622,000
                                                                                                 -----------
              Manufacturing (2.4%)
    898,000   Actuant Corp.                                             05/01/09     13.000          942,900
    898,000   Lear Corp.                                                05/15/09      8.110          904,676
                                                                                                 -----------
              Total Manufacturing                                                                  1,847,576
                                                                                                 -----------
              Media (10.7%)
    898,000   Adelphia Communications Corp.                             03/01/07      9.875          848,610
    488,000   Advanstar Communications, Inc.                            02/15/11     12.000          292,800
    449,000   Canwest Media, Inc.+                                      05/15/11     10.625          469,205
  1,800,000   Charter Communication Holdings LLC*                       01/15/11      0.000        1,147,500
    921,000   Echostar Broadband Corp                                   10/01/07     10.375          962,445
    945,000   James Cable Partners, LP                                  08/15/04     10.750          756,000
    674,000   Mediacom Broadband LLC+                                   07/15/13     11.000          714,440
    898,000   Nexstar Finance Holdings LLC                              04/01/08     12.000          848,610
  1,630,000   Pegasus Media & Communications                            07/01/05     12.500        1,369,200
  1,347,000   Quebecor Media, Inc+*                                     07/15/11      0.000          727,380
                                                                                                 -----------
              Total Media                                                                          8,136,190
                                                                                                 -----------
              Paper/ Forest Products (2.1%)
    732,000   Buckeye Technologies, Inc.                                12/15/05      8.500          677,100
    898,000   Riverwood International Corp.                             04/01/08     10.875          873,305
                                                                                                 -----------
              Total Paper/Forest Products                                                          1,550,405
                                                                                                 -----------
              Recreational (6.8%)
  1,347,000   Alliance Gaming Corp.                                     08/01/07     10.000        1,347,000
  1,859,000   AMC Entertainment, Inc.                                   03/15/09      9.500        1,654,510
    900,000   Mikohn Gaming+                                            08/15/08     11.875          846,000
  1,347,000   Park Place Entertainment                                  09/15/08      8.875        1,340,265
                                                                                                 -----------
              Total Recreational                                                                   5,187,775
                                                                                                 -----------

                      BBH HIGH YIELD FIXED INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 2001 (continued)

 Principal
   Amount                                                               Maturity    Interest
 or Shares                                                                Date        Rate          Value
-----------                                                            ----------  ----------    -----------
              Restaurants/ Lodging (6.8%)
$ 1,796,000   La Quinta Properties                                      03/15/04      7.250%     $ 1,715,180
  2,020,000   New World Restaurant Group, Inc.+                         06/15/03     14.000        1,929,100
  1,796,000   Sbarro, Inc.                                              09/15/09     11.000        1,499,660
                                                                                                 -----------
              Total Restaurants/ Lodging                                                           5,143,940
                                                                                                 -----------
              Retail (3.2%)
    898,000   Finlay Enterprises                                        05/01/08      9.000          763,300
    898,000   K-Mart Corp.                                              02/01/06      9.375          830,650
    898,000   Pantry, Inc. (The)                                        10/15/07     10.250          826,160
                                                                                                 -----------
              Total Retail                                                                         2,420,110
                                                                                                 -----------
              Services (13.9%)
  1,925,000   Allied Waste                                              08/01/09     10.000        1,953,875
  1,823,000   Building One Services                                     05/01/09     10.500        1,367,250
    225,000   CB Browning Ferris                                        09/15/35      7.400          186,750
    898,000   Dyncorp, Inc.                                             03/01/07      9.500          880,040
  1,800,000   IT Group, Inc.                                            04/01/09     11.250        1,494,000
  1,347,000   Service Corp. International                               06/01/06      7.200        1,259,445
    898,000   Unisys Corp.                                              06/01/06      8.125          886,775
  1,572,000   United Rentals, Inc.                                      01/15/09      9.250        1,461,960
    898,000   Weight Watchers International, Inc.                       10/01/09     13.000        1,032,700
     81,000   WMX Technologies, Inc.                                    01/24/05      2.000           63,649
                                                                                                 -----------
              Total Services                                                                      10,586,444
                                                                                                 -----------
              Supplies (1.0%)
    898,000   Buhrmann, Inc.                                            11/01/09     12.250          772,280
                                                                                                 -----------
              Telecommunications (4.5%)
$ 1,572,000   American Tower Corp.                                      02/15/10      5.000        1,084,429
  2,469,000   Pinnacle Holdings*                                        03/15/08      0.000        1,061,670
    898,000   SBA Communications Corp.                                  02/01/09     10.250          722,890
    898,000   Talton Holdings                                           06/30/07     11.000          538,800
                                                                                                 -----------
              Total Telecommunications                                                             3,407,789
                                                                                                 -----------
              Transportation (2.8%)
  1,048,000   Interpool, Inc.                                           03/01/03      6.625        1,006,080
  1,181,000   SC International Services                                 09/01/07      9.250          921,180
    225,000   Teekay Shipping Corp.                                     07/15/11      8.875          230,625
                                                                                                 -----------
              Total Transportation                                                                 2,157,885
                                                                                                 -----------
              Utilities/ Power (8.2%)
    323,000   AES Drax Energy, Ltd.                                     08/30/10     11.500          300,390
  1,800,000   Calpine Canada Holdings, Ltd.                             05/01/08      8.500        1,851,604
    898,000   Kansas Gas & Electric                                     03/29/16      8.290          923,782
  1,800,000   Orion Power Holdings, Inc.                                05/01/10     12.000        2,178,000
    898,000   PG&E National Energy Group                                05/16/11     10.375          983,310
                                                                                                 -----------
              Total Utilities/ Power                                                               6,237,086
                                                                                                 -----------
              Total Corporate Bonds
                (Identified cost $74,752,646)                                                     71,870,270
                                                                                                 -----------
              Warrants and Preferred Stock (1.6%)
        898   Jostens, Inc. Warrants*                                                                 13,470
      2,020   New World Restaurant Group, Inc. Warrants*                                               1,010
      1,123   TNP Enterprises, Inc. (Preferred Stock)*                                             1,179,150
        976   TNP Enterprises, Inc. Warrants*                                                         29,280
                                                                                                 -----------
              Total Warrants And Preferred Stock
                (Identified cost $1,002,545)                                                       1,222,910
                                                                                                 -----------
              Repurchase Agreement (1.8%)
  1,400,000   Greenwich Capital Markets
                (Agreement dated 10/31/2001 collateralized
                by $1,456,011 Treasury Notes 5.625%, due
                11/30/2002; $1,400,219 to be received upon
                maturity)
                (Identified cost $1,400,000)                            11/01/01      2.530        1,400,000
                                                                                                 -----------
TOTAL INVESTMENTS, (Identified cost $77,155,191) (a)                                   98.0%     $74,493,180
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                                          2.0        1,503,147
                                                                                      -----      -----------
NET ASSETS                                                                            100.0%     $75,996,327
                                                                                      =====      ===========

----------
(a) The aggregate cost for federal income tax purposes is $77,155,191 the aggregate gross unrealized appreciation is $2,213,835 and the aggregate gross unrealized depreciation is $4,875,846, resulting in net unrealized depreciation of $2,662,011.

+     144A Security.

*     Non-Income Producing Security.

   The accompanying notes are an integral part of these financial statements.

                      BBH HIGH YIELD FIXED INCOME PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 2001

ASSETS:
  Investments in securities, at value
    (identified cost $77,155,191) .........................          $74,493,180
  Cash ....................................................                3,774
  Receivables for:
    Interest ..............................................            1,978,187
    Investments sold ......................................              585,671
    Due from administrator ................................               26,112
                                                                     -----------
        Total Assets ......................................           77,086,924
                                                                     -----------

LIABILITIES:
    Payable for investments purchased .....................            1,090,597
                                                                     -----------
        Total Liabilities .................................            1,090,597
                                                                     -----------

NET ASSETS ................................................          $75,996,327
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

                      BBH HIGH YIELD FIXED INCOME PORTFOLIO
                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 2001

NET INVESTMENT INCOME:
  Income:
    Interest (Net of foreign withholding tax of $5,322) .......     $ 7,373,986
    Dividends .................................................          76,689
                                                                    -----------
        Total Income ..........................................       7,450,675
                                                                    -----------

  Expenses:
    Expense payment fee .......................................         312,397
    Administrative fee ........................................          23,480
                                                                    -----------
        Total Expenses ........................................         335,877
                                                                    -----------
        Net Investment Income .................................       7,114,798
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS:
  Net realized loss on investments ............................      (5,327,436)
  Net change in unrealized depreciation on investments ........      (1,004,602)
                                                                    -----------
        Net Realized and Unrealized Loss ......................      (6,332,038)
                                                                    -----------
  Net Increase in Net Assets Resulting from Operations ........     $   782,760
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

                      BBH HIGH YIELD FIXED INCOME PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             For the period from
                                                                June 23, 2000
                                              For the         (Commmencement of
                                             year ended         Operations) to
                                          October 31, 2001     October 31, 2000
                                          ----------------   -------------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income ...............   $  7,114,798         $    945,341
    Net realized loss on investments ....     (5,327,436)             (65,592)
    Net change in unrealized
      depreciation on investments .......     (1,004,602)          (1,657,412)
                                            ------------         ------------
      Net increase / (decrease) in net
        assets resulting from
        operations ......................        782,760             (777,663)
                                            ------------         ------------

  Capital transactions:
    Proceeds from contributions .........     34,677,016           49,950,575
    Fair value of withdrawals ...........     (8,636,361)                  --
                                            ------------         ------------
      Net increase in net assets
        resulting from capital
        transactions ....................     26,040,655           49,950,575
                                            ------------         ------------
            Total increase in net
              assets ....................     26,823,415           49,172,912

NET ASSETS:
    Beginning of period .................     49,172,912                   --
                                            ------------         ------------
    End of period .......................   $ 75,996,327         $ 49,172,912
                                            ============         ============

   The accompanying notes are an integral part of these financial statements.

                      BBH HIGH YIELD FIXED INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS
         Selected ratios for a share outstanding throughout each period.

                                                             For the period from
                                                               June 23, 2000
                                        For the year ended    (Commencement of
                                           October 31,         Operations) to
                                              2001            October 31, 2000
                                        ------------------   -------------------

Total Return ..........................         3.62%               (1.31)%

Ratios/Supplemental Data:
  Net assets, end of period
    (000's omitted) ...................      $75,996              $49,173

  Ratio of expenses to average
    net assets(1) .....................         0.50%                0.50%(2)

  Ratio of net investment income
    to average net assets .............        10.62%                9.20%(2)

  Portfolio turnover rate .............          120%                  25%

----------
(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:

        Ratio of expenses to average
          net assets ..................         0.65%                0.77%(2)

(2)   Annualized

   The accompanying notes are an integral part of these financial statements.

                      BBH HIGH YIELD FIXED INCOME PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. BBH High Yield Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on June 23, 2000. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Board of Trustees.

            B. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal Income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

                      BBH HIGH YIELD FIXED INCOME PORTFOLIO

      2. Transactions with Affiliates.

            Investment Advisory Fees. The Portfolio has an investment advisor agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee calculated and paid monthly at an annual rate equivalent to 0.35% of the Portfolio's average daily net assets.

            Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays the BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a subadministration services agreement with the 59 Wall Street Administrators, Inc. for which the 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the period ended October 31, 2001, the Portfolio incurred $23,480 for administrative services.

            Custody Fees. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. Custody fees were reduced by $6,500 as a result of an expense off set arrangement with the Portfolio's custodian.

            Expense Payment Fee. BBHTC pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.50% of the Portfolio's average daily net assets. For the period ended October 31, 2001, BBHTC incurred $412,802 in expenses, including investment advisory fees of $234,805 and custody fees of $79,786 on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by BBHTC thereunder equals the aggregate amount of expenses paid by BBHTC.

      3. Investment Transactions. For the period ended October 31, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $107,134,365 and $75,054,146, respectively.

                          INDEPENDENT AUDITORS' REPORT

Board of Trustees and Investors
BBH High Yield Fixed Income Portfolio:

      We have audited the accompanying statement of assets and liabilities of BBH High Yield Fixed Income Portfolio, including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from June 23, 2000 (Commencement of Operations) to October 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH High Yield Fixed Income Portfolio at October 31, 2001, and the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended and for the period from June 23, 2000 (Commencement of Operations) to October 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

December 21, 2001